LEASE LIABILITIES (Details Narrative)	Jun. 30, 2026	Dec. 31, 2025
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average incremental borrowing rates	3.00%	3.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average incremental borrowing rates	5.00%	5.00%